Warrants	12 Months Ended
Sep. 30, 2024
Warrants.
Warrants

16.    Warrants

Warrant liabilities

Warrants in connection with the Business Combination are classified as financial liabilities at fair value through profit and loss. The warrants are valued at the acquisition date September 3, 2021, for the purpose of determining the deemed acquisition cost. At this date, Arqit Limited (accounting acquiree) acquired all the assets and liabilities of the Company at their fair value. A further valuation of the warrants is performed at each subsequent reporting date.

The key terms of the warrants are:

Warrant exercise

Warrants are exercisable:

−	In the period from 8 February 2022 (“First Exercise Date”), being the later of one year from the closing of Centricus’ the Initial Public Offering or 30 days after the Business Combination;

−to 3 September 2026 (“Expiry Date”), being the date five years after the Business Combination (“the Exercise Period”); and

−in exchange for one ordinary AQI Share (NASDAQ: ARQQ) (“Share”) for a price of $287.50 (“Exercise Price”).

Public warrant redemption

The following terms apply to Public Warrants only:

−

AQI may redeem the Public Warrants in whole and not in part during the Exercise Period for $2.50 per Warrant if the Shares trade at or above $250.00 but less than $450.00 per share for a 20 out of 30 trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and

−

AQI may redeem the Public Warrants in whole and not in part during the Exercise Period for $0.25 per Warrant if the Shares trade above $450.00 for a 20 out of 30 trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

Private warrant redemption

The following terms apply to Private Warrants only:

−

AQI may redeem the Private Warrants in whole and not in part during the Exercise Period for $2.50 per Warrant if the Shares trade at or above $250.00 but less than $450.00 per share for a 20 out of 30 trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

−AQI may not redeem the Private Warrants in whole and not in part if the Shares trade above $450.00; and

−Private Warrant holders may not transfer their warrants to any party not defined as a permitted transferee.

Exercise after redemption notice

The Company is required to provide investors with 30 days’ notice of intention to redeem the Warrants (the “Redemption Notice Period”).

During the Redemption Notice Period, warrant holders may elect to exercise their Warrants on a cash basis (i.e. by paying the Exercise Price of $287.50 for a Share).

If redemption is triggered by the Shares trading between $250.00 and $450.00 per share, warrant holders may elect for a “Make Whole Exercise” in exchange for a pre-determined number of Shares on a cashless basis. The number of Make Whole shares is determined on the basis of:

(1)the 10-day volume-weighted average price of the Shares in the 10 trading days following the notice of redemption, and

(2)the number of months elapsed since the business combination.

IFRS 13 Fair Value prescribes a fair value hierarchy made up of 3 levels of inputs based on the reliability of the underlying data used in establishing the fair value. Public warrant liabilities at fair value through profit and loss are level 2 instruments. Level 2 of the hierarchy includes instruments that are not traded in an active market and is determined using valuation techniques which maximise the use of observable market data and rely as little as possible on entity-specific estimates. Private warrant liabilities are classified as level 3 instruments. The fair value is determined using the fair value of the public warrants, adjusted for a lack of marketability discount because these warrants may only be transferred to a specified group of permitted transferees, therefore limiting the depth of the market (refer to note 24). The key inputs into the Binomial Option Pricing Model were as follows: dividend yield (nil %), volatility (60%) and risk-free rate (3.5%). Volatility was calculated using a set of comparable companies.

	Number of	Number of	Fair value of
	Private	Public	warrant
	warrants	warrants	liability
			$'000

Balance at 30 September 2021	6,266,667	8,624,973	128,038
Warrants exercised	—	(1,852,736)	—
Change in fair value	—	—	(117,394)
Balance at 30 September 2022	6,266,667	6,772,237	10,644
Warrants exercised	—	—	—
Change in fair value	—	—	(10,638)
Balance at 30 September 2023	6,266,667	6,772,237	6
Warrants issued	—	—	—
Warrants exercised	—	—	—
Change in fair value	—	—	(6)
Balance at 30 September 2024	6,266,667	6,772,237	—

Equity settled registered direct warrants

In February 2023, Arqit completed a registered direct offering in which it sold 400,000 ordinary shares, together with warrants to purchase 300,000 ordinary shares (the “February 2023 Investor Warrants”) at a combined purchase price of $2.00 per share and accompanying warrant, generating proceeds to the Company before fees and expenses of approximately $20.0 million. The February 2023 Investor Warrants have an exercise price of $2.00 per share, are currently exercisable and will expire on February 22, 2028. In addition, in connection with the February 2023 registered direct offering Arqit issued warrants to purchase 22,000 ordinary shares (the “February 2023 Placement Agent Warrants”) to H.C. Wainwright & Co., LLC or its designees. The February 2023 Placement Agent Warrants have an exercise price of $2.50 per share, are currently exercisable and will expire on February 22, 2028.

In September 2023, Arqit completed a registered direct offering in which it sold 830,227 ordinary shares, together with warrants to purchase 830,227 ordinary shares (the “September 2023 Investor Warrants”) at a combined purchase price of $0.78 per share and accompanying warrant, generating proceeds to the Company before fees and expenses of approximately $16.2 million. The September 2023 Investor Warrants have an exercise price of $0.78 per share, are currently exercisable and will expire on September 12, 2028. In addition, in connection with the September 2023 registered direct offering Arqit issued warrants to purchase 28,205 ordinary shares (the “September 2023 Placement Agent Warrants”) to H.C. Wainwright & Co., LLC or its designees. The September 2023 Placement Agent Warrants have an exercise price of $0.975 per share, are currently exercisable and will expire on September 8, 2028. The September 2023 registered direct offering included the sale of 317,407 ordinary shares, together with September 2023 Investor Warrants to purchase 317,407 ordinary shares at a combined offering price of $0.78 per ordinary share and accompanying warrant to existing shareholders

Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria. Arqit director Manfredi Lefebvre d’Ovidio has sole investment and voting power over the shares held by Heritage Assets SCSP, and Arqit director Stephen Chandler is on the investment committee of Notion Capital Managers LLP, which is the beneficial owner of the Company shares held by Ropemaker Nominees Limited, and Carlo Calabria is an Arqit director.

In September 2024, Arqit entered into a securities purchase agreement pursuant to which it sold 5,440,000 ordinary shares at an offering price of $2.50 per share. In a concurrent private placement, Arqit issued unregistered warrants to purchase up to 5,440,000 shares at an exercise price of $2.50 per share, exercisable only upon the later of (i) one year from the issuance date, (ii) the date of the approval by the Arqit’s shareholders of an increase in authorized capital sufficient to permit the issuance of the shares issuable upon exercise of the September 2024 Investor Warrants and (iii) the date that the closing trading price of the Ordinary Shares on the Nasdaq Capital Market has exceeded $5.00 for 60 consecutive trading days. The warrants will be exercisable for a period of one year following the Exercise Date.  The Warrants will terminate on the earlier of (x) 5:00 p.m. (New York City time) on the last day of the exercise period or (y) 5:00 p.m. (New York City time) on the date falling five years after the date of issuance. The investors in the September 2024 offering were existing shareholders Heritage Assets SCSP, Ropemaker Nominees Limited, Carlo Calabria and Garth Ritchie.  Arqit director Manfredi Lefebvre d’Ovidio has shared investment and voting power over the shares held by Heritage Assets SCSP, Arqit director Stephen Chandler is on the investment committee of Notion Capital Managers LLP, which is the beneficial owner of the Arqit shares held by Ropemaker Nominees Limited, and Carlo Calabria and Garth Ritchie are both Arqit directors.